Revenues	12 Months Ended
Jun. 30, 2021
Revenues
23. Revenues

23. Revenues

	June 30, 2021	June 30, 2020	June 30, 2019
Rental and services income	11,034	17,131	21,937
Sales of trading properties and developments	1,024	1,095	1,631
Revenue from hotels operation and tourism services	920	3,037	4,436
Total Group’s revenues	12,978	21,263	28,004